-----------------------------------
                      Semiannual Report February 28, 1999
                      -----------------------------------

                             O P P E N H E I M E R

                                    Capital
                               Appreciation Fund

                               [GRAPHIC OMITTED]

                                     [LOGO]

                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

Contents

 3    President's Letter

 4    An Interview
      with Your Fund's
      Manager

 9    Financial
      Statements

31    Officers and
      Trustees

32    Information and
      Services

Report highlights
--------------------------------------------------------------------------------

o Performance suffered during the broad market pullback of September and October 1998, but quickly rebounded as evidence mounted that the U.S. economy remained strong.

o We took advantage of the market's downturn to increase our holdings of high-growth technology and consumer cyclical stocks.

Cumulative Total Returns
For the 6-Month Period
Ended 2/28/99

Class A
Without       With
Sales Chg.(1)   Sales Chg.(2)
----------------------------
35.53%        27.74%
----------------------------

Class B
Without       With
Sales Chg.(1)   Sales Chg.(2)
----------------------------
35.00%        30.00%
----------------------------

Class C
Without       With
Sales Chg.(1)   Sales Chg.(2)
----------------------------
34.96%        33.96%
----------------------------

Class Y
Without       With
Sales Chg.(1)   Sales Chg.(2)
----------------------------
35.75%        35.75%
----------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.

1. Includes changes in net asset value per share without deducting any sales charges.

2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                    2  Oppenheimer Capital Appreciation Fund

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[PHOTO OMITTED]

Bridget A. Macaskill
President
Oppenheimer
Capital Appreciation Fund

Dear shareholder,
--------------------------------------------------------------------------------

Contrary to what many analysts had expected, the U.S. economy appears to have picked up steam over the past few months. The fourth quarter of 1998 posted the fastest rate of economic growth in two years, and early indications suggest that the first quarter of 1999 may follow suit.

      With respect to the U.S. bond market, stronger-than-expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer-term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax exempt bond prices and yields have remained relatively stable.

      In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

      What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers are likely to provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

      Even though many equity investors may be tempted to jump aboard the technology bandwagon, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

      No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,

/s/Bridget A. Macaskill

Bridget A. Macaskill
March 19, 1999


                   3  Oppenheimer Capital Appreciation Fund

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--------------------------------------------------
"Our goal is to identify the specific companies that we believe are the most likely to succeed, and to invest in them at a reasonable price."


An interview with your Fund's manager
--------------------------------------------------------------------------------

How did Oppenheimer Capital Appreciation Fund perform during the six-month period that ended February 28, 1999?

The Fund performed reasonably well, considering that the last six months were among the most challenging and volatile periods in recent market history. The Fund's Class A shares have an overall 4-star rating (****) from Morningstar for the combined 3-, 5- and 10-year periods ended March 31, 1999, among 2,947 (3-year), 1,810 (5-year) and 743 (10-year) domestic equity funds.(1)

What made the period so challenging?

During the second half of 1998, widespread economic difficulties in emerging markets throughout the world sparked fears of a global economic slowdown. Signs began to appear that U.S. corporate profit growth was suffering as a result of weakening global demand for a wide range of products. As investors grew increasingly concerned about the impact of these developments on the U.S. economy, they sought to avoid risk by shift- ing assets to the safest possible instruments: cash and U.S. Treasury bonds. As a result, most equities suffered.

      Then, on October 15th, the Federal Reserve Board (the Fed) stepped in with a surprise cut in government lending rates. By signaling the Fed's willingness to act decisively in attempting to avoid a recession in the United States, the move bolstered investor confidence. As a result, equities began to rise as quickly as they had fallen. By early 1999, most sectors had recovered the ground they'd lost and in many cases had climbed to new highs.

(1) Source: Morningstar, Inc., 3/31/99. Morningstar rates mutual funds in broad investment classes, based on risk-adjusted returns after considering sales charges and expenses. Return and risk are measured as performance above and below 90-day U.S. Treasury bill returns, respectively. Current star ratings are based on the weighted average of 3-, 5- and 10-year (if applicable) ratings for a fund or class and are subject to change monthly. Top 10%: 5 stars. Next 22.5%:
4 stars. Middle 35%: 3 stars. Next 22.5%: 2 stars. Bottom 10%: 1 star. The Fund's Class A shares were rated 4 stars (3-year), 4 stars (5-year) and 4 stars (10-year) weighted 20%/30%/50%, respectively.


                   4  Oppenheimer Capital Appreciation Fund

[PHOTO OMITTED]
Portfolio Management
Team (l to r)
Bob Doll
Jane Putnam
(Portfolio Manager)

How did you manage the Fund in light of these events?

Despite the market's decline in September and early October, we continued to believe that the companies we had selected, especially those among the technology and consumer cyclical sectors, offered excellent potential for growth. The company and market fundamentals on which our investments were based remained largely unchanged. Accordingly, we viewed falling prices as an opportunity to increase selected holdings at bargain prices.

      During September and early October, we put much of the Fund's cash to work purchasing attractive technology companies that were experiencing sharp corrections, such as Cisco Systems, Inc. and Tellabs, Inc. We also increased our holdings of consumer cyclicals, such as CVS Corp., on a company-by-company, investment-by-investment basis. As a result, when market sentiment turned abruptly positive in mid-October and these sectors rallied, the Fund gained sharply.

Did any investments disappoint during the recovery?

Some of our holdings in the financial services sector failed to rebound as sharply as we expected due to lingering investor concerns about loans and other financial exposures to emerging markets. However, many of these companies have little or no overseas exposure. Others, such as Citigroup, Inc., have already dealt with overseas losses and are poised for better earnings this year. Nevertheless, in the wake of the 1998 market correction, investors seemed to regard all financial services companies with suspicion. We believe these companies continue to represent quality investments at a reasonable price.


                   5  Oppenheimer Capital Appreciation Fund

Avg Annual Total Returns
For the Periods Ended 3/31/99(2)

Class A

1 year      5 year     10 year
--------------------------------
10.97%      22.96%     17.03%
--------------------------------

Class B
                       Since
1 year      5 year     Inception
--------------------------------
11.82%      N/A        24.10%
--------------------------------

Class C
                       Since
1 year      5 year     Inception
--------------------------------
15.81%      23.35%     21.34%
--------------------------------

Class Y
                       Since
1 year      5 year     Inception
--------------------------------
18.14%      N/A        21.34%
--------------------------------

An interview with your Fund's manager
--------------------------------------------------------------------------------

Although oil service company stocks comprise less than 3% of the Fund's holdings, their continued poor performance was another disappointment for us. Still, we remain focused on the long-term potential of these companies, and believe the energy sector will recover.

What is your outlook for the future?

Going forward, we plan to adhere to our fundamental approach of seeking growth at the right price. Although the U.S. economy's growth may be slowed by the impact of events throughout the world, most indications point to continuing low inflation and healthy consumer spending. As a result, we see opportunities for strong economic growth.

      We continue to believe companies offering technologies that improve productivity and enhance communications will help drive the economy's future expansion. Likewise, we believe companies that cater to consumers' growing wealth and financial companies that help meet the world's increasing need for investment and retirement products hold potential for success. We also remain committed to our strategy of holding significant defensive positions in companies that we believe are likely to perform well even in a slowing economy because they offer the potential for high rates of exceptionally reliable earnings growth.

(2) Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 1/22/81. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower prior to 4/1/91. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception on 11/1/95). Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares have an inception date of 12/1/93. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. Class B and C shares are subject to a 0.75% annual asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                   6  Oppenheimer Capital Appreciation Fund

Portfolio Allocation(3)

[The following information was depicted as a pie chart in the printed material]

Stocks             90.7%
Cash Equivalents    9.3%

Our goal is to identify the specific companies that we believe are the most likely to succeed, and to invest in them at a reasonable price.

      In today's volatile economic environment, we believe our disciplined approach and emphasis on individual stock selection should serve investors well. That's why Oppenheimer Capital Appreciation Fund continues to be part of The Right Way to Invest.

Top 5 Industries(3)
--------------------------------------------------------------------------------
Computer Software/Services                                                 10.0%
--------------------------------------------------------------------------------
Computer Hardware                                                           7.9
--------------------------------------------------------------------------------
Electronics                                                                 6.9
--------------------------------------------------------------------------------
Diversified Financial                                                       6.5
--------------------------------------------------------------------------------
Healthcare/Drugs                                                            4.8
--------------------------------------------------------------------------------

Top 10 Stock Holdings(3)
--------------------------------------------------------------------------------
Microsoft Corp.                                                             3.6%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         2.4
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                2.3
--------------------------------------------------------------------------------
EMC Corp.                                                                   2.1
--------------------------------------------------------------------------------
Carnival Corp.                                                              1.9
--------------------------------------------------------------------------------
CVS Corp.                                                                   1.8
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             1.7
--------------------------------------------------------------------------------
Safeway, Inc.                                                               1.7
--------------------------------------------------------------------------------
Nokia Corp.                                                                 1.7
--------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                                                 1.6
--------------------------------------------------------------------------------

(3) Portfolio is subject to change. Percentages are as of February 28, 1999, and are based on total market value of investments.


                   7  Oppenheimer Capital Appreciation Fund

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Financials
--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]


                   8  Oppenheimer Capital Appreciation Fund

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--------------------------------------------------------------------------------
Statement of Investments  February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
================================================================================
Common Stocks--91.2%
--------------------------------------------------------------------------------
Basic Materials--1.5%
--------------------------------------------------------------------------------
Chemicals--1.2%
Crompton & Knowles Corp.(1)                           350,000        $ 6,475,000
--------------------------------------------------------------------------------
Lafarge Corp.                                         280,300          8,934,562
--------------------------------------------------------------------------------
PPG Industries, Inc.                                  316,200         16,462,162
                                                                     -----------
                                                                      31,871,724

--------------------------------------------------------------------------------
Paper--0.3%
Rayonier, Inc.                                        157,700          6,455,844
--------------------------------------------------------------------------------
Capital Goods--3.9%
--------------------------------------------------------------------------------
Electrical Equipment--1.3%
Emerson Electric Co.                                  140,000          8,041,250
--------------------------------------------------------------------------------
Sanmina Corp.(1)                                      471,500         24,635,875
                                                                     -----------
                                                                      32,677,125

--------------------------------------------------------------------------------
Industrial Services--0.8%
Coflexip SA, Sponsored ADR(1)                         145,200          4,174,500
--------------------------------------------------------------------------------
Southdown, Inc.                                       340,000         16,043,750
                                                                     -----------
                                                                      20,218,250

--------------------------------------------------------------------------------
Manufacturing--1.8%
American Standard Cos., Inc.(1)                        75,100          2,520,544
--------------------------------------------------------------------------------
Herman Miller, Inc.                                   360,000          6,120,000
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                             160,000         11,000,000
--------------------------------------------------------------------------------
Navistar International Corp.(1)                       200,000          8,600,000
--------------------------------------------------------------------------------
Tyco International Ltd. (New)                         250,575         18,652,177
                                                                     -----------
                                                                      46,892,721

--------------------------------------------------------------------------------
Consumer Cyclicals--15.7%
Autos & Housing--3.7%
--------------------------------------------------------------------------------
Arvin Industries, Inc.                                244,900          8,877,625
--------------------------------------------------------------------------------
Centex Corp.                                          502,000         18,479,875
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                           323,700         14,566,500
--------------------------------------------------------------------------------
Gentex Corp.(1)                                       658,900         14,289,894
--------------------------------------------------------------------------------
Pulte Corp.                                           300,000          7,218,750
--------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                509,600         10,000,900
--------------------------------------------------------------------------------
USG Corp.                                             440,000         22,055,000
                                                                     -----------
                                                                      95,488,544


                    9  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
================================================================================
Leisure & Entertainment--3.0%
Callaway Golf Co.                                       370,000     $  4,023,750
--------------------------------------------------------------------------------
Carnival Corp.                                        1,130,000       50,285,000
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                   225,000       13,007,812
--------------------------------------------------------------------------------
Harrah's Entertainment, Inc.(1)                         412,000        6,875,250
--------------------------------------------------------------------------------
Travel Services International, Inc.(1)                  119,400        1,820,850
                                                                    ------------
                                                                      76,012,662

--------------------------------------------------------------------------------
Media--2.9%
CBS Corp.(1)                                            650,000       23,968,750
--------------------------------------------------------------------------------
Chancellor Media Corp.(1)                               500,000       21,875,000
--------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(1)                   609,600       14,478,000
--------------------------------------------------------------------------------
New York Times Co., Cl. A                               330,000       10,230,000
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A(1)                308,700        4,572,619
                                                                    ------------
                                                                      75,124,369

--------------------------------------------------------------------------------
Retail: General--4.8%
Dayton Hudson Corp.                                     150,000        9,384,375
--------------------------------------------------------------------------------
Fred Meyer, Inc.(1)                                     570,000       36,622,500
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.(1)                            660,000       18,438,750
--------------------------------------------------------------------------------
K Mart Corp.(1)                                         622,700       10,897,250
--------------------------------------------------------------------------------
Nordstrom, Inc.                                         470,000       18,917,500
--------------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                                 420,000       29,006,250
                                                                    ------------
                                                                     123,266,625

--------------------------------------------------------------------------------
Retail: Specialty--1.3%
Barnes & Noble, Inc.(1)                                 250,000        7,390,625
--------------------------------------------------------------------------------
CSK Auto Corp.(1)                                       139,400        4,783,162
--------------------------------------------------------------------------------
Intimate Brands, Inc., Cl. A                            120,000        4,717,500
--------------------------------------------------------------------------------
Nine West Group, Inc.(1)                                130,800        2,934,825
--------------------------------------------------------------------------------
Republic Industries, Inc.(1)                            650,000        7,962,500
--------------------------------------------------------------------------------
TJX Cos., Inc.                                          200,000        5,712,500
                                                                    ------------
                                                                      33,501,112

--------------------------------------------------------------------------------
Consumer Staples--11.9%
--------------------------------------------------------------------------------
Consumer Services--2.6%
Budget Group, Inc., Cl. A(1)                            967,000       11,301,812
--------------------------------------------------------------------------------
Hertz Corp., Cl. A                                      250,000        9,953,125
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                     490,000       32,462,500
--------------------------------------------------------------------------------
Young & Rubicam, Inc.(1)                                350,000       13,212,500
                                                                    ------------
                                                                      66,929,937


                   10  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
================================================================================
Entertainment--2.9%
CKE Restaurants, Inc.                                   436,230      $11,587,359
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                            715,000       23,595,000
--------------------------------------------------------------------------------
Time Warner, Inc.                                       620,000       39,990,000
                                                                     -----------
                                                                      75,172,359

--------------------------------------------------------------------------------
Food--1.3%
Del Monte Foods Co.(1)                                  619,400        8,478,037
--------------------------------------------------------------------------------
IBP, Inc.                                               280,000        6,300,000
--------------------------------------------------------------------------------
Keebler Foods Co.(1)                                    480,000       18,720,000
                                                                     -----------
                                                                      33,498,037

--------------------------------------------------------------------------------
Food & Drug Retailers--3.6%
CVS Corp.                                               890,000       47,170,000
--------------------------------------------------------------------------------
Safeway, Inc(1)                                         765,000       44,178,750
                                                                     -----------
                                                                      91,348,750

--------------------------------------------------------------------------------
Household Goods--1.5%
Avon Products, Inc.                                     942,000       39,210,750
--------------------------------------------------------------------------------
Energy--2.0%
--------------------------------------------------------------------------------
Energy Services & Producers--0.8%
BJ Services Co.(1)                                      170,000        2,390,625
--------------------------------------------------------------------------------
Global Industries Ltd.(1)                               166,900          844,931
--------------------------------------------------------------------------------
Halliburton Co.                                         433,200       12,237,900
--------------------------------------------------------------------------------
Varco International, Inc.(1)                            589,800        4,570,950
                                                                     -----------
                                                                      20,044,406

--------------------------------------------------------------------------------
Oil: Domestic--0.8%
Mobil Corp.                                             190,000       15,805,625
--------------------------------------------------------------------------------
Texaco, Inc.                                             90,000        4,190,625
                                                                     -----------
                                                                      19,996,250

--------------------------------------------------------------------------------
Oil: International--0.4%
--------------------------------------------------------------------------------
Total SA, Sponsored ADR(1)                              220,000       11,357,500
--------------------------------------------------------------------------------
Financial--13.4%
--------------------------------------------------------------------------------
Banks--2.9%
BankBoston Corp.                                        200,000        8,087,500
--------------------------------------------------------------------------------
Chase Manhattan Corp. (New)                             340,000       27,072,500
--------------------------------------------------------------------------------
Fleet Financial Group, Inc.                             430,000       18,463,125
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken Group(1)                  695,000        7,743,865
--------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros SA, Sponsored GDR  453,600        6,123,600
--------------------------------------------------------------------------------
Unicredito Italiano SpA(1)                            1,135,000        5,967,874
                                                                     -----------
                                                                      73,458,464


                   11  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
================================================================================
Diversified Financial--6.5%
Associates First Capital Corp., Cl. A                 525,000       $ 21,328,125
--------------------------------------------------------------------------------
Citigroup, Inc.                                       752,500         44,209,375
--------------------------------------------------------------------------------
Fannie Mae                                            112,000          7,840,000
--------------------------------------------------------------------------------
Finova Group, Inc.                                    200,200         10,172,663
--------------------------------------------------------------------------------
Franklin Resources, Inc.                              224,000          7,126,000
--------------------------------------------------------------------------------
Freddie Mac                                           220,000         12,952,500
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             185,000         14,198,750
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                      255,000         23,077,500
--------------------------------------------------------------------------------
Price (T. Rowe) Associates, Inc.                      236,800          7,296,400
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                250,000         18,640,625
                                                                    ------------
                                                                     166,841,938

--------------------------------------------------------------------------------
Insurance--3.4%
Allstate Corp.                                        300,000         11,250,000
--------------------------------------------------------------------------------
American International Group, Inc.                    252,075         28,720,795
--------------------------------------------------------------------------------
Conseco, Inc.                                         600,000         17,962,500
--------------------------------------------------------------------------------
Equitable Cos., Inc.                                  438,000         29,592,375
                                                                    ------------
                                                                      87,525,670

--------------------------------------------------------------------------------
Real Estate Investment Trusts--0.6%
Boston Properties, Inc.                               441,000         14,249,813
--------------------------------------------------------------------------------
Healthcare--8.5%
--------------------------------------------------------------------------------
Healthcare/Drugs--4.8%
Elan Corp. plc, ADR(1)                                360,000         27,607,500
--------------------------------------------------------------------------------
Lilly (Eli) & Co.                                     100,000          9,468,750
--------------------------------------------------------------------------------
Pfizer, Inc.                                          460,000         60,691,250
--------------------------------------------------------------------------------
Schering-Plough Corp.                                 470,000         26,290,625
                                                                    ------------
                                                                     124,058,125

--------------------------------------------------------------------------------
Healthcare/Supplies & Services--3.7%
Baxter International, Inc.                            340,000         23,927,500
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                 220,800         15,939,000
--------------------------------------------------------------------------------
HEALTHSOUTH Corp.(1)                                  450,000          5,231,250
--------------------------------------------------------------------------------
McKesson HBOC, Inc.                                   309,000         21,012,000
--------------------------------------------------------------------------------
Medtronic, Inc.                                       170,000         12,006,250
--------------------------------------------------------------------------------
Safeskin Corp.(1)                                     600,000         13,950,000
--------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)                    432,936          3,842,307
                                                                    ------------
                                                                      95,908,307


                   12  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
================================================================================
Technology--29.0%
--------------------------------------------------------------------------------
Computer Hardware--7.9%
Cisco Systems, Inc.(1)                                  640,000     $ 62,600,000
--------------------------------------------------------------------------------
Compaq Computer Corp.                                   490,000       17,272,500
--------------------------------------------------------------------------------
Data General Corp.(1)                                   610,000        8,425,625
--------------------------------------------------------------------------------
EMC Corp.(1)                                            525,000       53,746,875
--------------------------------------------------------------------------------
Gateway 2000, Inc.(1)                                   300,000       21,806,250
--------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)              58,400        6,026,150
--------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                             602,000       17,420,375
--------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                               170,000       16,543,125
                                                                    ------------
                                                                     203,840,900

--------------------------------------------------------------------------------
Computer Software/Services--10.1%
BMC Software, Inc.(1)                                   550,000       22,481,250
--------------------------------------------------------------------------------
Cambridge Technology Partners, Inc(1)                   160,000        4,020,000
--------------------------------------------------------------------------------
ICG Communications, Inc.(1)                             200,000        3,762,500
--------------------------------------------------------------------------------
Microsoft Corp.(1)                                      625,000       93,828,125
--------------------------------------------------------------------------------
Network Associates, Inc.(1)                             160,000        7,520,000
--------------------------------------------------------------------------------
Novell, Inc.(1)                                       1,611,700       31,226,688
--------------------------------------------------------------------------------
Oracle Corp.(1)                                         500,000       27,937,500
--------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                     674,200       12,725,525
--------------------------------------------------------------------------------
PLATINUM technology International, Inc.(1)              448,000        5,936,000
--------------------------------------------------------------------------------
Saville Systems Ireland plc, Sponsored ADR(1)           324,000        6,459,750
--------------------------------------------------------------------------------
Sungard Data Systems, Inc.(1)                           404,500       16,028,313
--------------------------------------------------------------------------------
Unisys Corp.(1)                                         420,000       12,521,250
--------------------------------------------------------------------------------
Veritas Software Corp.(1)                               215,000       15,265,000
                                                                    ------------
                                                                     259,711,901

--------------------------------------------------------------------------------
Communications Equipment--4.0%
Alcatel SA, Sponsored ADR(1)                            460,000        9,976,250
--------------------------------------------------------------------------------
CIENA Corp.(1)                                          437,000       12,181,375
--------------------------------------------------------------------------------
General Instrument Corp.(1)                             900,000       26,325,000
--------------------------------------------------------------------------------
Premisys Communications, Inc.(1)                        620,000        5,115,000
--------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                       160,000       11,680,000
--------------------------------------------------------------------------------
Tellabs, Inc.(1)                                        470,700       37,685,419
                                                                    ------------
                                                                     102,963,044


                   13  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Statement of Investments (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
================================================================================
Electronics--7.0%
Applied Materials, Inc.(1)                             70,000      $   3,893,750
--------------------------------------------------------------------------------
LSI Logic Corp.(1)                                    220,000          5,706,250
--------------------------------------------------------------------------------
Micron Technology, Inc.(1)                            340,000         19,592,500
--------------------------------------------------------------------------------
Motorola, Inc.                                        260,000         18,265,000
--------------------------------------------------------------------------------
National Semiconductor Corp.(1)                       845,000          8,872,500
--------------------------------------------------------------------------------
Nokia Oyj, A Shares, Sponsored ADR(1)                 320,000         43,400,000
--------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                             300,000         17,718,750
--------------------------------------------------------------------------------
Uniphase Corp.(1)                                     240,000         21,150,000
--------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                        880,900         40,466,344
                                                                  --------------
                                                                    179,065,094

--------------------------------------------------------------------------------
Telecommunications--3.4%
--------------------------------------------------------------------------------
Telephone Utilities--1.1%
Embratel Participacoes SA, ADR(1)                     240,000          3,270,000
--------------------------------------------------------------------------------
SBC Communications, Inc.                              270,000         14,276,250
--------------------------------------------------------------------------------
Telesp Celular Participacoes SA, ADR(1)               330,000          6,930,000
--------------------------------------------------------------------------------
Telesp Participacoes SA, ADR(1)                       300,000          4,950,000
                                                                  --------------
                                                                      29,426,250

--------------------------------------------------------------------------------
Telecommunications/Technology--2.3%
MCI WorldCom, Inc.(1)                                 480,000         39,600,000
--------------------------------------------------------------------------------
MetroNet Communications Corp., Cl. B, Non-Vtg.(1)      51,500          2,262,781
--------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A(1)                 180,000          5,411,250
--------------------------------------------------------------------------------
Qwest Communications International, Inc.(1)           200,000         12,287,500
                                                                  --------------
                                                                      59,561,531

--------------------------------------------------------------------------------
Transportation--1.1%
--------------------------------------------------------------------------------
Railroads & Truckers--1.1%
Kansas City Southern Industries, Inc.                 600,000         28,050,000
--------------------------------------------------------------------------------
Utilities--0.8%
--------------------------------------------------------------------------------
Gas Utilities--0.8%
Williams Cos., Inc. (The)                             570,000         21,090,000
                                                                  --------------
Total Common Stocks (Cost $1,748,036,639)                          2,344,818,002


                   14  Oppenheimer Capital Appreciation Fund

------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                  Face           Market Value
                                                  Amount         See Note 1
==============================================================================
Short-Term Notes--3.9%(2)
------------------------------------------------------------------------------
General Electric Capital Corp., 4.82%, 3/3/99     $ 50,000,000   $  49,986,611
------------------------------------------------------------------------------
General Motors Acceptance Corp., 4.85%, 3/31/99     50,000,000      49,797,917
                                                                 -------------
Total Short-Term Notes (Cost $99,784,528)                           99,784,528

------------------------------------------------------------------------------
Repurchase Agreements--5.5%
------------------------------------------------------------------------------
Repurchase  agreement with Zion First National
Bank, 4.74%, dated 2/26/99, to be repurchased at
$141,355,814 on 3/1/99, collateralized by
U.S. Treasury Nts., 7%, 4/15/99-7/15/06, with a
value of $15,294,594, U.S. Treasury Bonds,
7.125%-10.625%, 8/15/15-2/15/23, with a value of
$129,636,599 (Cost $141,300,000)                   141,300,000     141,300,000

------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,989,121,167)        100.6%  2,585,902,530
------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                     (0.6)    (15,285,639)
                                                   -----------  --------------
Net Assets                                               100.0% $2,570,616,891
                                                   ===========  ==============

(1) Non-income producing security.
(2) Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                   15  Openheimer Capital Appreciation Fund

-------------------------------------------------------------------------------
Statement of Assets and Liabilities  February 28, 1999 (Unaudited)
-------------------------------------------------------------------------------

===============================================================================
Assets
Investments, at value (cost $1,989,121,167)--see
accompanying statement                                           $2,585,902,530
-------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     12,703,057
Shares of beneficial interest sold                                    8,144,637
Interest and dividends                                                1,815,060
Other                                                                   190,204
                                                                 --------------
Total assets                                                      2,608,755,488

-------------------------------------------------------------------------------
Liabilities
Bank overdraft                                                          470,744
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                33,426,259
Shares of beneficial interest redeemed                                3,213,088
Distribution and service plan fees                                      655,293
Trustees' compensation--Note 1                                          202,002
Other                                                                   171,211
                                                                 --------------
Total liabilities                                                    38,138,597

-------------------------------------------------------------------------------
Net Assets                                                       $2,570,616,891
                                                                 ==============

-------------------------------------------------------------------------------
Composition of Net Assets
Paid-in capital                                                  $1,891,152,817
-------------------------------------------------------------------------------
Overdistributed net investment income                                (1,390,259)
-------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                        84,073,031
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies         596,781,302
                                                                 --------------
Net assets                                                       $2,570,616,891
                                                                 ==============


                   16  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $1,777,627,592 and 43,213,803 shares of beneficial
interest outstanding)                                                     $41.14
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                               $43.65

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering  price per share (based on net assets of  $356,864,185  and 8,889,042 shares of beneficial
interest outstanding)                                                     $40.15
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering  price per share (based on net assets of  $124,191,832  and 3,123,588 shares of beneficial
interest outstanding)                                                     $39.76
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $311,933,282 and 7,583,456
shares of beneficial interest outstanding)                                $41.13

See accompanying Notes to Financial Statements.


                   17  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $31,910)           $   6,480,606
-------------------------------------------------------------------------------
Interest                                                              4,524,612
                                                                  -------------
Total income                                                         11,005,218

-------------------------------------------------------------------------------
Expenses
Management fees--Note 4                                               6,769,504
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                               1,409,628
Class B                                                               1,355,171
Class C                                                                 497,699
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                               1,284,565
Class B                                                                 226,356
Class C                                                                  83,078
Class Y                                                                  13,703
-------------------------------------------------------------------------------
Shareholder reports                                                     263,678
-------------------------------------------------------------------------------
Registration and filing fees                                            110,891
-------------------------------------------------------------------------------
Custodian fees and expenses                                              60,958
-------------------------------------------------------------------------------
Trustees' compensation--Note 1                                           40,531
-------------------------------------------------------------------------------
Legal, auditing and other professional fees                              27,407
-------------------------------------------------------------------------------
Other                                                                    72,391
                                                                  -------------
Total expenses                                                       12,215,560
Less expenses paid indirectly--Note 4                                   (39,733)
                                                                  -------------
Net expenses                                                         12,175,827
-------------------------------------------------------------------------------
Net Investment Loss                                                  (1,170,609)
-------------------------------------------------------------------------------
Realized and Unrealized Gain
Net realized gain on:
Investments                                                          84,935,051
Foreign currency transactions                                           346,657
                                                                  -------------
Net realized gain                                                    85,281,708
-------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                         537,023,417
Translation of assets and liabilities denominated
in foreign currencies                                                  (807,180)
                                                                  -------------
Net change                                                          536,216,237
Net realized and unrealized gain                                    621,497,945

-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations              $ 620,327,336
                                                                  =============

See accompanying Notes to Financial Statements.


                   18  Openheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                             Six Months Ended
                                             February 28, 1999   Year Ended
                                             (Unaudited)         August 31, 1998
================================================================================
Operations
Net investment income (loss)                  $   (1,170,609)    $    6,575,863
--------------------------------------------------------------------------------
Net realized gain                                 85,281,708        170,824,591
Net change in unrealized appreciation
or depreciation                                  536,216,237       (311,950,541)
                                              --------------     --------------
Net increase (decrease) in net assets
resulting from operations                        620,327,336       (134,550,087)

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                           (3,434,787)        (4,817,561)
Class B                                                   --            (22,645)
Class C                                                   --           (355,999)
Class Y                                           (1,089,768)                --
--------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                         (101,496,110)      (143,987,822)
Class B                                          (17,981,898)        (9,888,962)
Class C                                           (6,603,983)        (5,546,656)
Class Y                                          (14,490,090)        (7,627,140)
--------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                          194,631,018        274,408,889
Class B                                          105,615,696        178,884,590
Class C                                           26,765,736         54,452,106
Class Y                                           84,207,998        215,487,626
--------------------------------------------------------------------------------
Net Assets
Total increase                                   886,451,148        416,436,339
--------------------------------------------------------------------------------
Beginning of period                            1,684,165,743      1,267,729,404
                                              --------------     --------------
End of period [including undistributed
(overdistributed) net investment income
of $(1,390,259) and $4,304,905,
respectively]                                 $2,570,616,891     $1,684,165,743
                                              ==============     ==============

See accompanying Notes to Financial Statements.


                   19  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                              Class A
                                              ----------------------------------------------------------------------------------
                                              Six Months
                                              Ended
                                              February 28,
                                              1999                Year Ended August 31,                  Year Ended December 31,
                                              (Unaudited)         1998            1997        1996(3)         1995        1994
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period             $32.53          $38.63          $30.81        $27.44       $22.63      $25.72
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (.01)            .17             .18           .11          .24         .20
Net realized and unrealized gain (loss)           11.25           (1.55)          11.36          3.26         7.61        (.11)
                                                 ------          ------          ------        ------       ------      ------
Total income (loss) from investment operations    11.24           (1.38)          11.54          3.37         7.85         .09
------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.09)           (.15)           (.17)           --         (.24)       (.20)
Distributions from net realized gain              (2.54)          (4.57)          (3.55)           --        (2.80)      (2.98)
                                                 ------          ------          ------        ------       ------      ------
Total dividends and distributions to
  shareholders                                    (2.63)          (4.72)          (3.72)           --        (3.04)      (3.18)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $41.14          $32.53          $38.63        $30.81       $27.44      $22.63
                                                 ======          ======          ======        ======       ======      ======

------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(5)               35.53%          (4.06)%         40.52%        12.28%       34.85%       0.46%
------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)     $1,777,628      $1,233,958      $1,179,362      $788,504     $758,439    $301,698
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $1,555,971      $1,352,628      $  985,813      $789,903     $538,210    $325,003
Ratios to average net assets:
Net investment income (loss)                       0.00%(6)        0.48%           0.53%         0.55%(6)     1.08%       0.72%
Expenses(7)                                        1.03%(6)        1.00%           1.01%         1.09%(6)     1.03%       1.16%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                           29%             60%             66%           45%          72%         35%

                                              Class B
                                              -------------------------------------------------------------
                                              Six Months
                                              Ended                                                Period
                                              February 28,                                         Ended
                                              1999            Year Ended August 31,                Dec. 31,
                                              (Unaudited)     1998          1997       1996(3)     1995
===========================================================================================================
Per Share Operating Data
Net asset value, beginning of period             $31.85       $38.07       $30.56      $27.37      $29.77
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (.08)        (.02)         .07          --        (.14)
Net realized and unrealized gain (loss)           10.92        (1.62)       11.05        3.19         .78
                                                  -----        -----       -----        ----         ---
Total income (loss) from investment operations    10.84        (1.64)       11.12        3.19         .64
-----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 --         (.01)        (.06)         --        (.24)
Distributions from net realized gain              (2.54)       (4.57)       (3.55)         --       (2.80)
                                                  -----        -----       -----        ----      ---
Total dividends and distributions to
  shareholders                                    (2.54)       (4.58)       (3.61)         --       (3.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $40.15       $31.85       $38.07      $30.56      $27.37
                                                 ======       ======       ======      ======      ======

----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(5)               35.00%       (4.86)%      39.30%      11.65%       1.67%
----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)        $356,864     $193,638      $52,220      $5,448     $2,751
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $274,182     $132,908      $23,678      $4,285     $  661
Ratios to average net assets:
Net investment income (loss)                      (0.82)%(6)   (0.37)%      (0.33)%     (0.25)%(6)  (0.54)%(6)
Expenses(7)                                        1.85%(6)     1.81%        1.86%       1.94%(6)    2.62%(6)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                           29%          60%          66%         45%         72%

1. For the period from November 3, 1997 (inception of offering) to August 31, 1998.
2. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
3. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
4. For the period from November 1, 1995 (inception of offering) to December 31, 1995.
5. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. Annualized.
7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1999, were $748,594,225 and $569,549,302, respectively.


                 20-21  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

                                              Class C
                                              ----------------------------------------------------------------------
                                              Six Months
                                              Ended
                                              February 28,
                                              1999            Year Ended August 31,
Year Ended December 31,
                                              (Unaudited)     1998          1997       1996(3)     1995       1994(2)
====================================================================================================================
Per Share Operating Data
Net asset value, beginning of period            $31.57       $37.76         $30.27    $27.11      $22.50      $25.72
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss)                      (.10)        (.03)           .01      (.03)        .09          --
Net realized and unrealized gain (loss)          10.83        (1.59)         11.03      3.19        7.43        (.15)
                                                 -----        -----          -----      ----        ----        ----
Total income (loss) from investment operations   10.73        (1.62)         11.04      3.16        7.52        (.15)
---------------------------------------------------------------------------------------------------------------------

Dividends and distributions to shareholders:
Dividends from net investment income                --           --             --        --        (.11)       (.09)
Distributions from net realized gain             (2.54)       (4.57)         (3.55)       --       (2.80)      (2.98)
                                                 -----        -----          -----                 -----       -----
Total dividends and distributions to
  shareholders                                   (2.54)       (4.57)         (3.55)       --       (2.91)      (3.07)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $39.76       $31.57         $37.76    $30.27      $27.11      $22.50
                                                ======       ======         ======    ======      ======      ======

---------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(5)              34.96%       (4.84)%        39.35%    11.66%      33.56%      (0.50)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)      $124,192      $76,058        $36,148   $10,355      $7,237      $1,066
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $100,631      $61,503        $19,508   $ 9,053      $3,792      $  467
Ratios to average net assets:
Net investment income (loss)                     (0.82)%(6)   (0.36)%        (0.32)%   (0.30)%(6)   0.19%      (0.02)%
Expenses(7)                                       1.85%(6)     1.82%          1.85%     1.93%(6)    1.90%       2.18%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                          29%          60%            66%       45%         72%         35%

                                                Class Y
                                                ------------------------
                                                Six Months
                                                Ended            Period
                                                February 28,     Ended
                                                1998             August 31,
                                                Unaudited        1998(1)
=======================================================================
Per Share Operating Data
Net asset value, beginning of period             $32.56          $40.15
-----------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss)                        .07             .30
Net realized and unrealized gain (loss)           11.23           (3.11)
                                                  -----           -----
Total income (loss) from investment operations    11.30           (2.81)
-----------------------------------------------------------------------

Dividends and distributions to shareholders:
Dividends from net investment income               (.19)           (.21)
Distributions from net realized gain              (2.54)          (4.57)
                                                  -----           -----
Total dividends and distributions to
  shareholders                                    (2.73)          (4.78)
-----------------------------------------------------------------------
Net asset value, end of period                   $41.13          $32.56
                                                 ======          ======

-----------------------------------------------------------------------
Total Return, at Net Asset Value(5)               35.75%          (7.45)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)        $311,933        $180,512
------------------------------------------------------------------------
Average net assets (in thousands)               $231,663        $139,050
Ratios to average net assets:
Net investment income (loss)                        0.33%(6)        0.75%(6)
Expenses(7)                                         0.70%(6)        0.69%(6)
------------------------------------------------------------------------
Portfolio turnover rate(8)                            29%             60%

1. For the period from November 3, 1997 (inception of offering) to August 31, 1998.
2. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
3. For the eight months ended August 31, 1996. The Fund changed its fiscal year end from December 31 to August 31.
4. For the period from November 1, 1995 (inception of offering) to December 31, 1995.
5. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
6. Annualized.
7. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1999, were $748,594,225 and $569,549,302, respectively.

See accompanying Notes to Financial Statements.


                 22-23  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Notes to Financail Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Capital Appreciation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. It emphasizes investments in common stocks and other equity securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge, except for purchases greater than $1 million. Class A, Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.


                   24  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      The effect of changes in foreign currency exchange rates on investments is separately identified from fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 1999, a provision of $10,422 was made for the Fund's projected benefit obligations and payments of $13,954 were made to retired trustees, resulting in an accumulated liability of $189,443 as of February 28, 1999.


                   25  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)(Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)

The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   26  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                            Six Months Ended         Year Ended
                            February 28, 1999        August 31, 1998(1)
                            -----------------------  ---------------------------
                            Shares      Amount       Shares       Amount
--------------------------------------------------------------------------------
Class A:
Sold                        7,723,585 $ 294,620,218   13,360,963 $ 517,903,302
Dividends and
distributions reinvested    2,761,674   101,077,226    4,096,261   139,027,036
Redeemed                   (5,200,462) (201,066,426) (10,058,269) (382,521,449)
                            ---------  ------------   ----------  ------------
Net increase                5,284,797 $ 194,631,018    7,398,955 $ 274,408,889
                            ========= =============    ========= =============
--------------------------------------------------------------------------------
Class B:
Sold                        3,610,012 $ 136,793,423    5,675,971 $ 216,655,405
Dividends and
distributions reinvested      488,455    17,476,903      287,140     9,596,214
Redeemed                   (1,288,329)  (48,654,630)  (1,256,002)  (47,367,029)
                            --------- -------------    --------- -------------
Net increase                2,810,138 $ 105,615,696    4,707,109 $ 178,884,590
                            ========= =============    ========= =============

--------------------------------------------------------------------------------
Class C:
Sold                        1,198,025 $  44,921,406    1,858,420 $  70,478,018
Dividends and
distributions reinvested      180,148     6,384,445      163,665     5,420,589
Redeemed                     (663,803)  (24,540,115)    (570,252)  (21,446,501)
                            --------- -------------    --------- -------------
Net increase                  714,370 $  26,765,736    1,451,833 $  54,452,106
                            ========= =============    ========= =============

--------------------------------------------------------------------------------
Class Y:
Sold                        2,182,441 $  88,620,883    5,790,579 $ 225,327,981
Dividends and
distributions reinvested      426,028    15,579,858      235,557     7,983,016
Redeemed                     (568,227)  (19,992,743)    (482,922)  (17,823,371)
                            --------- -------------    --------- -------------
Net increase                2,040,242 $  84,207,998    5,543,214 $ 215,487,626
                            ========= =============    ========= =============

1. For the year ended August 31, 1998, for Class A, B and C shares and for the period November 3, 1997 (inception of offering) to August 31, 1998, for Class Y shares.


                   27  Oppenhiemer Capital Appreciation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)(Continued)
--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Investments

As of February 28, 1999, net unrealized appreciation on investments of $596,781,363 was composed of gross appreciation of $767,252,773, and gross depreciation of $170,471,410.

--------------------------------------------------------------------------------
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion and 0.56% of average annual net assets in excess of $2.5 billion. The Fund's management fee for the six months ended February 28, 1999, was 0.63% of average annual net assets for each class of shares.

      For the six months ended February 28, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $2,228,950, of which $609,527 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales harges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $439,101, $2,462,622 and $195,331, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $262,487 and $4,039, respectively. During the six months ended February 28, 1999, OFDI received contingent deferred sales charges of $7,240, $286,998 and $19,046, respectively, upon redemption of Class A, Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

      OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

      Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

      The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended February 28, 1999, OFDI paid $82,193 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                   28  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
The Fund has adopted a Distribution and Service Plan for Class B shares to compensate OFDI for its costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class B shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended February 28, 1999, OFDI paid $8,645 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $1,201,943 as compensation for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of February 28, 1999, OFDI had incurred excess distribution and servicing costs of $8,476,719 for Class B.

      The Fund has adopted a Distribution and Service Plan for Class C shares to reimburse OFDI for its costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class C shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class C shares. Each fee is computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended February 28, 1999, OFDI paid $3,451 to an affiliated broker/dealer as reimbursement for Class C personal service and maintenance expenses and retained $358,241 as reimbursement for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of February 28, 1999, OFDI had incurred excess distribution and servicing costs of $813,011 for Class C.


                   29  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)(Continued)
--------------------------------------------------------------------------------

================================================================================
5. Forward Contracts

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

      The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

      Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

      Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statements of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

      Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

--------------------------------------------------------------------------------
6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

      The Fund had no borrowings outstanding during the six months ended February 28, 1999.


                   30  Oppenheimer Capital Appreciation Fund

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund
--------------------------------------------------------------------------------

================================================================================
Officers and Trustees    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Pauline Trigere, Trustee
                         Clayton K. Yeutter, Trustee
                         Robert C. Doll, Jr., Vice President
                         Jane Putnam, Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary


================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and             OppenheimerFunds Services
Shareholder
Servicing Agent

================================================================================
Custodian of             The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors     KPMG LLP

================================================================================
Legal Counsel            Gordon Altman Butowsky Weitzen Shalov & Wein

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors. This is a copy of a report to shareholders of Oppenheimer Capital Appreciation Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Capital Appreciation Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                   31  Oppenhiemer Capital Appreciation Fund

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      And when you need help, our Customer Service Representatives are only a
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      For added convenience, you can get automated information with
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      You can count on us whenever you need assis- tance. That's why the
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      So call us today, or visit us at our website at
www.oppenheimerfunds.com--we're here to help.

                                                      [LOGO] OppenheimerFunds(R)
                                                                Disributor, Inc.

RS0320.001.0299  April 29, 1999